Summary of Significant Accounting Policies - Schedule of Foreign Currency Exchange Transactions (Details)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Items in the statements of operations and comprehensive income (loss), and statements of cash flows [Member]
Schedule of Foreign Currency Exchange Transactions [Line Items]
Currency exchange rates	7.2142	7.2248	6.9536
Balance sheet items, except for equity accounts [Member]
Schedule of Foreign Currency Exchange Transactions [Line Items]
Currency exchange rates	7.1636	7.2672